Note 12 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
“Expected” income taxes (benefit)	$ 243,772	$ (593,031)	$ (610,332)
Remeasurement of deferred taxes related to the Tax Act	1,272,517
State income taxes, net of federal benefit	2,641	(29,422)	(79,386)
Meals and Entertainment	24,661	32,119	29,783
Provision to return reconciliation adjustment	(57,118)	18,064	8,760
Other differences, net	964	4,503	12,084
Change in valulation allowance	(1,504,088)	562,329	644,990
Reported income tax expense (benefit)	$ (16,651)	$ (5,438)	$ 5,899